Stock-Based Compensation Expense - Schedule of Stock-Based Options Outstanding and Their Related Weighted Average Exercise (Details) - 2012 Equity Incentive Plan [Member] - $ / shares		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Schedule of Stock-Based Options Outstanding and Weighted Average Exercise Price Equity Incentive Plan [Line Items]
No. of options, outstanding at the beginning of the year		16,258,113	16,081,481
Weighted average exercise price, outstanding at the beginning of the year (in Dollars per share)		$ 1.82	$ 1.78
No. of options, granted during the year			1,873,500
Weighted average exercise price,granted during the year (in Dollars per share)			$ 2.2
No. of options, forfeited during the year		(730,460)	(1,696,868)
Weighted average exercise price, forfeited during the year (in Dollars per share)		$ 1.81	$ 1.78
No. of options, exercised during the year
Weighted average exercise price, exercised during the year (in Dollars per share)
No. of options, cancelled during the year	[1]	(14,808,486)
Weighted average exercise price, cancelled during the year (in Dollars per share)	[1]		$ 1.82
No. of options, transferred to merged Company	[1]	(719,167)
Weighted average exercise price, transferred to merged Company (in Dollars per share)	[1]
No. of options, outstanding at the end of the period			16,258,113
Weighted average exercise price, outstanding at the end of the period (in Dollars per share)			$ 1.82
No. of options, exercisable at the end of the period			9,152,861
Weighted average exercise price, exercisable at the end of the period (in Dollars per share)			$ 1.54
No. of options, unvested at the end of the period			7,105,252
Weighted average exercise price, unvested at the end of the period (in Dollars per share)			$ 2.2

[1]	During the year ended March 31, 2024, in relation to the Reverse Recapitalization transaction, Zoomcar, Inc. has cancelled 14,808,486 (prior to Reverse Stock Split) outstanding options, the unrecognized cost of $1,265,828 related to the cancelled options was immediately recognized in the Consolidated Statement of Operation. Further, the Company has assumed 719,167 (prior to Reverse Stock Split) options of Zoomcar, Inc. at the Exchange Ratio of 0.0284 (prior to Reverse Stock Split) resulting in 10 (204 prior to Second Reverse Stock Split and 20,435 prior to First Reverse Stock Split) options which is outstanding under the 2023 Incentive Plan